November 27, 1995
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  Rule 24f-2 Notice for Prudential IncomeVertibleR Fund, Inc. (File No. 811-
     3067)

Ladies and Gentlemen:

     This Notice is filed on behalf of Prudential IncomeVertibleR Fund, Inc. pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940.

     1.   Fiscal year for which notice is filed: 9/29/95.

     2. Number of shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold as of beginning of the fiscal year, 1/1/95: None.

     3. The number of shares registered during the fiscal year ended 9/29/95 other than pursuant to Rule 24f-2: None.

     4.   The number of shares sold during the fiscal year ended
          9/29/95: 11,077,612

     5.   The number of shares sold during the fiscal year ended
          9/29/95 in reliance upon Rule 24f-2: 11,077,612

     Pursuant to the requirements of Rule 24f-2 there is enclosed the required opinion of counsel.

                                             Very truly yours,

                                             /s/ S. Jane Rose
                                             S. Jane Rose Secretary
SJR:ln
Enclosure

*Calculation of Fee           No. of Shares    Dollar Amount
Shares sold                     11,077,612    $ 125,406,566
Shares redeemed               ( 14,794,471 )   ( 168,702,165)
Net Sales for
 calculation of fee           (  3,716,859 )  $( 43,295,599)
Fee at 1/29 of 1%                             $     -0-
              PRUDENTIAL INCOMEVERTIBLER FUND, INC. TREASURER'S CERTIFICATE
          The undersigned, the Treasurer of Prudential IncomeVertibleR
Fund, Inc., a Maryland Corporation (the Fund), does hereby certify as follows:
     1.   For the fiscal year ended September 29, 1995, the Fund
          issued 11,077,612 shares of Common Stock, $.10 par value, consisting of 10,447,444 Class A shares, 629,929 Class B shares and 239 Class C shares.
     2.   In respect of the issuance of such 11,077,612 shares,
          consisting of 10,447,444 Class A shares, 629,929 Class B shares and 239 Class C shares, the Fund received cash consideration of $ 125,406,566 consisting of $118,120,367 for Class A shares, $7,283,487 for Class B shares and $2,712 for Class C shares.
     3. With respect to each share issued, the Fund received cash consideration not less than the net asset value per share on the date issued and not less than $.10.
     4.   At no time during the fiscal year were there issued and
          outstanding more shares of the Fund's Common Stock than authorized by the Articles of Incorporation.
     5.   To the best of my knowledge and belief, the Fund is in
          good standing in the State of Maryland.
              In Witness Whereof, I have hereunto signed my name as
Treasurer of the Fund.
Date: November 27, 1995
(Seal)                                  /s/ Eugene S. Stark
                                        Eugene S. Stark 24f-2:ipf\ipf1195.24f